Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 11,051	$ 11,009		$ 398
Additions to right-of-use assets	4,669	3,796	$ 3,803
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,985	3,931	3,968
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	6,988	7,096
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	2,789	2,729	2,728
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,538	1,708
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	786	786	821
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2,525	2,205
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 410	$ 416	$ 419